Note 7 - Inventories	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Inventory Disclosure [Text Block]
7.	INVENTORIES
  (In Thousands)
	December 31
	2016	2015

Finished goods	$2,586	$3,080
Work-in-process	3,341	1,847
Raw materials	3,348	4,735

	$9,275	$9,662